Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000120605
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Advisor Class
Trading Symbol	ASYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASYLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,000	$10,123
06/16	$10,027	$10,527
06/17	$10,828	$12,411
06/18	$11,954	$14,195
06/19	$12,699	$15,674
06/20	$13,114	$16,850
06/21	$16,415	$23,724
06/22	$15,719	$21,206
06/23	$16,739	$25,361
06/24	$19,478	$31,589
12/24	$20,712	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	6.33%	18.51%	8.95%	7.55%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,442,802,077
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 10,812,780
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

C000120608
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class A
Trading Symbol	ASLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASLAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
12/14	$9,578	$10,000
06/15	$9,569	$10,123
06/16	$9,571	$10,527
06/17	$10,310	$12,411
06/18	$11,351	$14,195
06/19	$12,025	$15,674
06/20	$12,398	$16,850
06/21	$15,473	$23,724
06/22	$14,778	$21,206
06/23	$15,695	$25,361
06/24	$18,224	$31,589
12/24	$19,349	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	6.17%	18.18%	8.67%	7.29%
Class A (with sales charges)	1.68%	13.13%	7.73%	6.82%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,442,802,077
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 10,812,780
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

C000120609
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class C
Trading Symbol	ASCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASCLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.60%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$9,957	$10,123
06/16	$9,879	$10,527
06/17	$10,565	$12,411
06/18	$11,553	$14,195
06/19	$12,143	$15,674
06/20	$12,416	$16,850
06/21	$15,385	$23,724
06/22	$14,588	$21,206
06/23	$15,389	$25,361
06/24	$17,716	$31,589
12/24	$18,740	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	5.78%	17.31%	7.85%	6.48%
Class C (with sales charges)	4.80%	16.31%	7.85%	6.48%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,442,802,077
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 10,812,780
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

C000120610
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class I
Trading Symbol	ASILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASILX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.56%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,017	$10,123
06/16	$10,044	$10,527
06/17	$10,855	$12,411
06/18	$11,990	$14,195
06/19	$12,736	$15,674
06/20	$13,166	$16,850
06/21	$16,479	$23,724
06/22	$15,784	$21,206
06/23	$16,817	$25,361
06/24	$19,569	$31,589
12/24	$20,812	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	6.35%	18.47%	8.98%	7.61%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,442,802,077
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 10,812,780
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,442,802,077
# of Portfolio Holdings	91
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$10,812,780

Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc. - Class A	3.3%
Berkshire Hathaway, Inc. - Class B	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.3%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.4%
Capital One Financial Corp.	1.3%

10 Top Short Holdings (as % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.6)%
Invesco CurrencyShares Euro Currency Trust	(0.1)%
Acadia Realty Trust	(0.1)%
Yelp, Inc.	(0.1)%
Roper Technologies, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp. - Class A	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	27.1%	(0.7)%
Information Technology	20.2%	(0.1)%
Financials	14.9%	(0.1)%
Communication Services	9.6%	(0.1)%
Health Care	7.6%	(0.0)%
Industrials	6.0%	(0.1)%
Consumer Discretionary	4.4%	(0.0)%
Consumer Staples	3.8%	(0.0)%
Energy	3.3%	(0.0)%
Utilities	1.9%	(0.0)%
Materials	0.4%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	2.0%	(0.0)%

C000133671
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Advisor Class
Trading Symbol	WPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,706	$10,527
06/17	$12,254	$12,411
06/18	$13,810	$14,195
06/19	$16,981	$15,674
06/20	$18,184	$16,850
06/21	$26,399	$23,724
06/22	$21,768	$21,206
06/23	$24,712	$25,361
06/24	$28,562	$31,589
12/24	$29,744	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.13%	11.09%	9.83%	11.52%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 815,510,800
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,873,979
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000133672
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class A
Trading Symbol	WPASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
12/14	$9,575	$10,000
06/15	$9,893	$10,123
06/16	$9,261	$10,527
06/17	$11,663	$12,411
06/18	$13,108	$14,195
06/19	$16,080	$15,674
06/20	$17,179	$16,850
06/21	$24,875	$23,724
06/22	$20,459	$21,206
06/23	$23,170	$25,361
06/24	$26,713	$31,589
12/24	$27,781	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.00%	10.80%	9.55%	11.24%
Class A (with sales charges)	-0.42%	6.09%	8.60%	10.76%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 815,510,800
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,873,979
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000133673
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class C
Trading Symbol	WPCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPCSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,294	$10,123
06/16	$9,564	$10,527
06/17	$11,958	$12,411
06/18	$13,340	$14,195
06/19	$16,241	$15,674
06/20	$17,218	$16,850
06/21	$24,745	$23,724
06/22	$20,203	$21,206
06/23	$22,700	$25,361
06/24	$25,978	$31,589
12/24	$26,920	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.63%	9.99%	8.73%	10.41%
Class C (with sales charges)	2.70%	9.01%	8.73%	10.41%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 815,510,800
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,873,979
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000133674
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class I
Trading Symbol	WPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,710	$10,527
06/17	$12,260	$12,411
06/18	$13,818	$14,195
06/19	$16,995	$15,674
06/20	$18,201	$16,850
06/21	$26,403	$23,724
06/22	$21,759	$21,206
06/23	$24,687	$25,361
06/24	$28,519	$31,589
12/24	$29,690	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	4.11%	11.01%	9.77%	11.50%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 815,510,800
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,873,979
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000133677
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class Z
Trading Symbol	WPSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,342	$10,123
06/16	$9,710	$10,527
06/17	$12,262	$12,411
06/18	$13,821	$14,195
06/19	$17,001	$15,674
06/20	$18,212	$16,850
06/21	$26,442	$23,724
06/22	$21,810	$21,206
06/23	$24,764	$25,361
06/24	$28,630	$31,589
12/24	$29,821	$34,254

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class Z	4.15%	11.11%	9.86%	11.55%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 815,510,800
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,873,979
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$815,510,800
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,873,979

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$78,343,085	9.6%
Microsoft Corp.	$76,814,581	9.4%
Amazon.com, Inc.	$75,971,027	9.3%
Cooper Cos., Inc. (The)	$48,731,358	6.0%
Eaton Corp. PLC	$47,322,007	5.8%
IQVIA Holdings, Inc.	$41,304,830	5.1%
Amphenol Corp. - Class A	$39,594,140	4.9%
Charles Schwab Corp. (The)	$38,186,126	4.7%
Automatic Data Processing, Inc.	$38,138,328	4.7%
Roper Technologies, Inc.	$36,948,339	4.5%
Total	$521,353,821	64.0%

Sector Breakdown

Value	Value
Information Technology	30.8%
Financials	17.4%
Health Care	17.4%
Consumer Discretionary	12.7%
Industrials	10.5%
Consumer Staples	4.5%
Materials	3.0%
Real Estate	2.9%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000141783
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Advisor Class
Trading Symbol	CIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,770	$9,762
06/16	$8,487	$8,770
06/17	$10,619	$10,547
06/18	$12,065	$11,269
06/19	$12,428	$11,390
06/20	$13,312	$10,806
06/21	$17,817	$14,301
06/22	$11,513	$11,760
06/23	$13,027	$13,968
06/24	$12,593	$15,579
12/24	$12,231	$15,355

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Advisor Class	-2.88%	-0.94%	-1.98%	2.09%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

Performance Inception Date	Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 140,554,171
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 512,418
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%

C000141785
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class A
Trading Symbol	CIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIAGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI EAFE Index (net)
04/15	$9,579	$10,000
06/15	$9,358	$9,762
06/16	$8,105	$8,770
06/17	$10,118	$10,547
06/18	$11,477	$11,269
06/19	$11,789	$11,390
06/20	$12,585	$10,806
06/21	$16,806	$14,301
06/22	$10,842	$11,760
06/23	$12,237	$13,968
06/24	$11,791	$15,579
12/24	$11,446	$15,355

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Class A (without sales charges)	-2.92%	-1.14%	-2.21%	1.85%
Class A (with sales charges)	-7.06%	-5.34%	-3.06%	1.40%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

Performance Inception Date	Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 140,554,171
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 512,418
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%

C000141786
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class C
Trading Symbol	CICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CICGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,750	$9,762
06/16	$8,392	$8,770
06/17	$10,392	$10,547
06/18	$11,698	$11,269
06/19	$11,932	$11,390
06/20	$12,645	$10,806
06/21	$16,765	$14,301
06/22	$10,725	$11,760
06/23	$12,010	$13,968
06/24	$11,489	$15,579
12/24	$11,119	$15,355

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 4/15/2015
Class C (without sales charges)	-3.22%	-1.84%	-2.93%	1.10%
Class C (with sales charges)	-4.19%	-2.82%	-2.93%	1.10%
MSCI EAFE Index (net)	-1.44%	3.82%	4.73%	4.51%

Performance Inception Date	Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 140,554,171
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 512,418
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$140,554,171
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$512,418

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	24.2%
Consumer Discretionary	16.0%
Health Care	15.1%
Industrials	14.8%
Consumer Staples	9.6%
Communication Services	8.9%
Financials	6.8%
Materials	1.6%
Short-Term Investments	3.4%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$12,953,242	9.2%
Compass Group PLC	$8,203,927	5.8%
ASML Holding NV	$7,267,005	5.2%
Schneider Electric SE	$6,031,203	4.3%
London Stock Exchange Group PLC	$5,927,797	4.2%
Lonza Group AG (REG)	$5,927,764	4.2%
Keyence Corp.	$5,869,446	4.2%
Cellnex Telecom SA	$5,779,227	4.1%
Pan Pacific International Holdings Corp.	$4,995,962	3.6%
Kerry Group PLC - Class A	$4,793,968	3.4%
Total	$67,749,541	48.2%